Related Party Transactions (Details) - USD ($)										1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2024	Mar. 14, 2024	Jun. 30, 2023	Jun. 15, 2023	Apr. 08, 2022	Jan. 18, 2022	Dec. 17, 2021	Jul. 31, 2021	Feb. 08, 2021	Jul. 31, 2021	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	May 31, 2024	Nov. 30, 2023	Sep. 15, 2023	May 19, 2023	Dec. 31, 2022
Related Party Transactions [Line Items]
Share price (in Dollars per share)															$ 10.1
Sponsor costs and expenses	$ 85,000															$ 26,000
Due to sponsor											$ 2,284		$ 2,284		$ 2,284					$ 2,284
Administrative services agreement expenses												$ 3,000		$ 9,000
Private Placement Warrants [Member]
Related Party Transactions [Line Items]
Class of warrants or rights warrants issued during the period (in Shares)							8,600,000						8,600,000
Sponsor [Member]
Related Party Transactions [Line Items]
Common stock, shares outstanding (in Shares)															5,625,000
Number of founder shares (in Shares)		3
Number of non-redeemed shares (in Shares)		10
Amounts outstanding															$ 0					0
Sponsor [Member] | Unsecured Promissory Note [Member]
Related Party Transactions [Line Items]
Sponsor costs and expenses																	$ 600,000
Sponsor [Member] | Private Placement Warrants [Member]
Related Party Transactions [Line Items]
Class of warrants or rights warrants issued during the period (in Shares)													5,600,000		5,600,000
Anchor Investors [Member]
Related Party Transactions [Line Items]
Units issued during period new issues (in Shares)							19,800,000						19,800,000
Shares issued price per share (in Dollars per share)							$ 10				$ 10		$ 10
Holding period for transfer															1 year
Anchor Investors [Member] | Private Placement Warrants [Member]
Related Party Transactions [Line Items]
Class of warrants or rights warrants issued during the period (in Shares)							3,000,000						3,000,000
Related Party [Member]
Related Party Transactions [Line Items]
Sponsor advance											$ 1,006,000		$ 1,006,000		$ 600,000
Administrative services expenses											64,516		64,516		55,516					43,516
Rowdeston Capital Corp. [Member]
Related Party Transactions [Line Items]
Advisory services fee	$ 25,000												200,100
Outstanding balance											175,100		175,100
Working Capital Promissory Note [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Sponsor advance															600,000
Sponsor costs and expenses																		$ 500,000
Per warrant (in Dollars per share)																		$ 1
Working Capital Promissory Note [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Sponsor advance																			$ 200,000
Administrative Services Agreement [Member]
Related Party Transactions [Line Items]
Office space per month													10,000
Administrative and support service													1,000
Administrative services agreement expenses											$ 3,000		9,000
Amounts outstanding															12,000					43,516
Administrative Services Agreement [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Office space per month							$ 10,000						10,000
Administrative Services Agreement [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Administrative services expenses												$ 64,516		$ 64,516	55,516					$ 43,516
Administrative Services Agreement [Member] | Related Party [Member] | Maximum [Member]
Related Party Transactions [Line Items]
Administrative and support service					$ 10,000
Administrative Services Agreement [Member] | Related Party [Member] | Minimum [Member]
Related Party Transactions [Line Items]
Administrative and support service					$ 1,000
Working Capital Loan [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
loans, convertible into warrants													$ 1,500,000		$ 1,500,000
Per warrant (in Dollars per share)											$ 1		$ 1		$ 1
Class B Ordinary Shares [Member]
Related Party Transactions [Line Items]
Aggregate value (in Shares)									7,187,500
Stock surrendered during period shares (in Shares)								1,437,500
Common stock, shares outstanding (in Shares)						5,625,000		5,750,000		5,750,000	2,250,000		2,250,000		2,250,000					5,625,000
Class B Ordinary Shares [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Aggregate value (in Shares)									25,000
Cover certain expenses on behalf									$ 7,187,500
Class B Ordinary Shares [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Sponsor paid									$ 25,000
Aggregate value (in Shares)									25,000
Stock surrendered during period shares (in Shares)						125,000		1,437,500		1,437,500					125,000
Common stock, shares outstanding (in Shares)				5,621,910							5,621,910		5,621,910		5,750,000
Common stock, other shares outstanding (in Shares)											750,000		750,000		750,000
Percentage of ownership after transaction													20.00%		20.00%
Cover certain expenses on behalf									$ 7,187,500
Class B Ordinary Shares [Member] | Sponsor [Member] | Conversion of Common Stock Class B to Class A [Member]
Related Party Transactions [Line Items]
Conversion of stock, shares converted (in Shares)			3,375,000	3,375,000									3,375,000		3,375,000
Conversion of stock shares converted to non public shares (in Shares)				3,375,000
Class B Ordinary Shares [Member] | Anchor Investors [Member]
Related Party Transactions [Line Items]
Purchase price per share (in Dollars per share)											$ 0.003		$ 0.003
Shares issued price per share (in Dollars per share)							$ 0.003				0.003		$ 0.003
Founder shares (in Shares)							2,250,000						2,250,000
Anchor Investors							$ 13,612,500						$ 13,612,500
Fair value per share (in Dollars per share)							$ 6.05				$ 6.05		$ 6.05
Founder shares sold							$ 6,750						$ 6,750
Class B Ordinary Shares [Member] | Individual Anchor Investor [Member]
Related Party Transactions [Line Items]
Founder shares (in Shares)							225,000						225,000
Class B Ordinary Shares [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Common stock, shares outstanding (in Shares)						5,625,000
Class B Ordinary Shares [Member] | Sponsor [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Sponsor paid									$ 25,000
Aggregate value (in Shares)									7,187,500
Class A Ordinary Shares [Member]
Related Party Transactions [Line Items]
Common stock, shares outstanding (in Shares)											3,375,000		3,375,000		3,375,000
Share price (in Dollars per share)											$ 18		$ 18
Class A Ordinary Shares [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Common stock, shares outstanding (in Shares)											4,589,913		4,589,913
Closing price (in Dollars per share)													$ 14
Class A Ordinary Shares [Member] | Sponsor [Member] | Conversion of Common Stock Class B to Class A [Member]
Related Party Transactions [Line Items]
Conversion of stock shares converted to non public shares (in Shares)			3,375,000	3,375,000
Class A Ordinary Shares [Member] | Sponsor Directors and Executive Officers [Member]
Related Party Transactions [Line Items]
Share price (in Dollars per share)											$ 12		$ 12
Class A Ordinary Shares [Member] | Sponsor Directors and Executive Officers [Member] | Redemption of Founder Shares Tranche Two [Member]
Related Party Transactions [Line Items]
Share price (in Dollars per share)															$ 12
Number of trading days													20 days		20 days
Number of trading days													30 days		30 days
Class A Ordinary Shares [Member] | Sponsor Directors and Executive Officers [Member] | Redemption of Founder Shares Tranche Three [Member]
Related Party Transactions [Line Items]
Share price (in Dollars per share)															$ 14
Class A Ordinary Shares [Member] | Anchor Investors [Member] | Redemption of Founder Shares [Member]
Related Party Transactions [Line Items]
Share price (in Dollars per share)											12		$ 12		$ 12
Number of trading days													20 days		20 days
Number of trading days													30 days		30 days
Class A Ordinary Shares [Member] | Holders of Founder Shares [Member]
Related Party Transactions [Line Items]
Number of trading days													20 days
Number of trading days													30 days
Purchase price per share (in Dollars per share)											$ 12		$ 12
Commencing period after the initial													150 days
Class A Ordinary Shares [Member] | Holders of Founder Shares [Member] | Subsequent to Initial Business Combination [Member]
Related Party Transactions [Line Items]
Share price (in Dollars per share)															$ 12
Commencing period after the initial															150 days
Founder Shares [Member] | Anchor Investors [Member]
Related Party Transactions [Line Items]
Shares issued price per share (in Dollars per share)							$ 0.003